Total

JPMorgan SmartRetirement Blend Funds

JPMorgan SmartRetirement® Blend Income Fund

JPMorgan SmartRetirement® Blend 2015 Fund

(All Share Classes)

(each, a series of JPMorgan Trust I)

Supplement dated May 25, 2017

to the Prospectuses, Summary Prospectuses and Statement of Additional Information

dated November 1, 2016, as supplemented

Reorganization of JPMorgan SmartRetirement® Blend 2015 Fund into JPMorgan SmartRetirement® Blend Income Fund

The JPMorgan SmartRetirement Blend 2015 Fund (the “2015 Fund”) has changed its asset allocations over time in accordance with its glide path. Since the 2015 Fund’s target retirement date (2015) has passed, the 2015 Fund has reached the end of its glide path and its strategic target allocations are the same as those of the JPMorgan SmartRetirement Blend Income Fund (the “Income Fund”). As described in the Funds’ prospectus, once the strategic target allocations of the 2015 Fund are substantially the same as those of the Income Fund, the 2015 Fund may be merged into the Income Fund upon the approval of the Board of Trustees. The Board of Trustees has approved the reorganization of the 2015 Fund into the Income Fund (the “Reorganization”). The Reorganization will consist of (1) the transfer of all or substantially all of the 2015 Fund’s assets, subject to its liabilities, to the Income Fund in exchange for Income Fund shares; and (2) the distribution of Income Fund shares to 2015 Fund shareholders in complete liquidation of the 2015 Fund. The Reorganization does not require shareholder approval.

The Board of Trustees, including the Independent Trustees, carefully considered the proposed Reorganization and determined that it is in the best interests of each Fund and would not dilute the interests of either Fund’s shareholders. Among other factors, the Board noted that the investment objectives and main investment strategies of the two Funds are the same in all material respects and that the estimated annual fund operating expense ratios, on both a gross and net fee basis, for the Income Fund immediately following the Reorganization are less than or equal to the current expense ratios for the corresponding classes of the 2015 Fund.

The Reorganization is expected to occur on June 23, 2017, or on such later date as the officers of the Trust determine (the “Closing Date”). Purchases of the 2015 Fund shares will be accepted up to and including the Closing Date. After the close of business on the Closing Date, each 2015 Fund shareholder will become the owner of a number of full and fractional shares of the Income Fund of the same class of shares of the 2015 Fund that they held in the 2015 Fund immediately prior to the Reorganization and will no longer own shares of the 2015 Fund. The number of full and fractional shares of the Income Fund a 2015 Fund shareholder will receive in the Reorganization will be equal in value to the value of such shareholder’s shares in the 2015 Fund as of the close of business of the NYSE (normally 4 p.m. ET), on the Closing Date, on a class-by-class basis. All issued and outstanding shares of the 2015 Fund will simultaneously be canceled on the books of the 2015 Fund. 2015 Fund shareholders who do not wish to own Income Fund shares may: (1) redeem 2015 Fund shares or (2) exchange 2015 Fund shares for shares of another J.P. Morgan Fund prior to the Closing Date by contacting us at 1-800-480-4111.

It is anticipated that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss in connection with the reorganization.

Comparison of the Funds

This section compares certain important aspects of the two Funds. It provides a summary only. For additional information about the Funds, please refer to the Funds’ prospectus and Statement of Additional Information, which are available at www.jpmorganfunds.com and also can be obtained by calling us at 1-800-480-4111.

Investment Objectives and Policies

The investment objective of the 2015 Fund and the Income Fund are currently identical in all material respects. The 2015 Fund’s investment objective is to seek total return with a shift to current income and some capital appreciation over time as the 2015 Fund approaches and passes its target retirement date. Because the 2015 target date has passed, the 2015 Fund has shifted to an objective of seeking current income and some capital appreciation. The Income Fund’s investment objective is to seek current income and some capital appreciation.

The investment strategies of the 2015 Fund and the Income Fund are identical in all material respects. Both Funds are designed to provide exposure to a variety of asset classes through investments in underlying funds, with an emphasis on fixed income funds over equity funds and other funds. The 2015 Fund and the Income Fund implement their investment strategies in the same manner. The Funds have the same strategic target allocations, which represents how J.P. Morgan Investment Management, Inc. (the Funds’ adviser) believes the Funds’ investments should be allocated among asset classes over the long term, and the same ability to make tactical changes to its strategic target allocations through a combination of positions in underlying funds and direct investments. In addition, each Fund has the same ability to invest directly in securities and other financial instruments, such as derivatives.

The investment objective for each Fund is fundamental, which means it cannot be changed without the approval of Fund shareholders. The Funds’ fundamental policies (i.e., those investment policies that cannot be changed without the approval of Fund shareholders) are identical in all material respects.

Comparison of Sales Load, Distribution and Shareholder Servicing Arrangements

The distribution and shareholder servicing arrangements for each class of the Funds are identical in all material respects.

Comparison of Purchase, Redemption and Exchange Policies and Procedures

The purchase, redemption and exchange policies and procedures for each class of the Funds are identical in all material respects.

Comparison of Fees and Expenses

The total annual operating expenses on a gross fee basis for the Income Fund are higher than those expenses for the 2015 Fund on a class by class basis for each class of shares. The total annual operating expenses on a net fee basis (after fee waivers and expense reimbursements) for the Income Fund are equal to the expenses for the 2015 Fund on a class by class basis for all classes of shares. Each Fund has Class A, Class C, Class I, Class R2, Class R5 and Class R6 Shares. A table comparing the annual operating expenses of the 2015 Fund and Income Fund is set forth below:

	Blend 2015 Fund						Blend Income Fund
	Class A*	Class C*	Class I	R2*	R5	R6	Class A*	Class C*	Class I	R2	R5	R6
Management Fees[1]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution (12b-1 Fees)	0.25	0.75	NONE	0.50	NONE	NONE	0.25	0.75	NONE	0.50	NONE	NONE
Other Expenses	2.56	2.56	0.67	2.55	0.46	0.36	2.57	2.60	0.68	2.59	0.50	0.39
Service Fees	0.25	0.25	0.25	0.25	0.05	NONE	0.25	0.25	0.25	0.25	0.05	NONE
Remainder of Other Expenses	2.31	2.31	0.42	2.30	0.41	0.36	2.32	2.35	0.43	2.34	0.45	0.39
Acquired Fund (Underlying Fund) Fees and Expenses	0.29	0.29	0.29	0.29	0.29	0.29	0.29	0.29	0.29	0.29	0.29	0.29

Total Annual Fund Operating Expenses	3.35	3.85	1.21	3.59	1.00	0.90	3.36	3.89	1.22	3.63	1.04	0.93
Fee Waivers and Expense Reimbursements[1]	(2.56)	(2.56)	(0.67)	(2.55)	(0.61)	(0.61)	(2.57)	(2.60)	(0.68)	(2.59)	(0.65)	(0.64)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement[1]
Total After Waivers	0.79	1.29	0.54	1.04	0.39	0.29	0.79	1.29	0.54	1.04	0.39	0.29

*	Class A, Class C and, with respect to the JPMorgan SmartRetirement Blend 2015 Fund, Class R2 Shares are not open to the public and are not available for purchase.

1.	The discussion and table above compares the current total annual operating expenses (both gross and net) of each Fund as of June 30, 2016.
As of July 1, 2016, the Fund’s advisory fee was reduced and therefore the Management Fees and Total Annual Fund Operating Expenses have been restated to reflect the current fees. The Funds’ adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding (1) dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses incurred by the Fund or an underlying fund and (2) Acquired Fund Fees and Expenses incurred by an underlying fund) exceed, with respect to the 2015 Fund 0.79%, 1.29%, 0.54%, 1.04%, 0.39% and 0.29% of the average daily net assets of Class A, Class C, Class I, Class R2, Class R5, and Class R6 and, with respect to the Income Fund 0.79%, 1.29%, 0.54%, 1.04%, 0.39% and 0.29% of the average daily net assets of Class A, Class C, Class I, Class R2, Class R5, and Class R6, respectively. These waivers are in effect through 10/31/17 at which time the adviser and/or its affiliates will determine whether to renew or revise them.

The gross expense ratio for each class of the Income Fund immediately following the Reorganization is expected to be less than or equal to that of the respective class of the 2015 Fund immediately prior to the Reorganization. In addition, the Service Providers have contractually agreed to waive their fees and/or reimburse the expenses of the Income Fund, as needed, in order to maintain the total annual fund operating expenses (after fee waivers and expense reimbursements (excluding (1) dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses incurred by the Fund or an underlying fund and (2) Acquired Fund Fees and Expenses incurred by an underlying fund) of Class A, Class C, Class I, Class R2, Class R5 and Class R6 Shares of the Income Fund immediately following the Reorganization at a level less than or equal to that in effect for the Income Fund in the table above for Class A, Class C, Class I, Class R2, Class R5 and Class R6 Shares, respectively. These contractual fee waivers and/or reimbursements will stay in effect until October 31, 2018. There is no guarantee that such waivers and/or reimbursements will be continued after October 31, 2018. The expenses of the Income Fund’s classes may be higher than disclosed if the expense limitation expires after October 31, 2018.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE